intangible assets and goodwill - Business acquisitions - prior period (Details) - Business that is complimentary to existing lines $ in Millions	6 Months Ended
Jun. 30, 2025 CAD ($)
Business acquisition
Decrease in income and other taxes receivable	$ (15)
Increase in goodwill	$ 15